Inventories (Tables)	12 Months Ended
Dec. 31, 2013
Inventories
Schedule of inventories, net

Inventories, net, consisted of the following at December 31 (in thousands):

	2013	2012
Materials and supplies	$77,748	$76,989
Less: Obsolescence allowance	(1,011)	(834)
Material and supplies, net	76,737	76,155
Coal inventory	3,406	5,519
Inventories, net	$80,144	$81,675